Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 07, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our practice is to grant annual equity awards at our Compensation and Governance Committee meeting in May of each year and awarded on the date of our Board meeting immediately following that Committee meeting. These meetings are scheduled years in advance and occur in connection with our annual meeting of stockholders. Thus, as in 2024, these equity award grants typically occur within four business days before we file a Current Report on Form 8-K with the SEC to report the results of voting at our annual meeting. Any other equity awards, such as grants to new hires, are generally granted on the date of the next regularly scheduled Board meeting after the new hire or other event to which the award relates. As the grant date for our annual equity awards is scheduled years in advance, our Compensation and Governance Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
As reported in the Compensation Discussion and Analysis section of this Proxy Statement, the grant date of our 2024 annual equity awards (May 7, 2024) was scheduled years in advance but occurred within four business days before we filed a Current Report on Form 8-K with the SEC to report the results of voting at our 2024 Annual Meeting. In accordance with the requirements of the SEC, the following table discloses additional information with respect to the stock options that we awarded our NEOs on May 7, 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information(2)

Mr. Zovighian	05/07/2024	178,400	85.84	5,748,762	1.84%
Mr. Ullem	05/07/2024	65,500	85.84	1,900,561	1.84%
Mr. Bobo	05/07/2024	39,600	85.84	1,149,042	1.84%
Mr. Chopra	05/07/2024	37,200	85.84	1,198,733	1.84%
Mr. Wood	05/07/2024	51,700	85.84	1,500,138	1.84%
Mr. Lemercier	05/07/2024	42,200	85.84	1,224,484	1.84%
Ms. Szyman	-	-	-	-	-
(1)    The amount reported in this column reflects the grant-date fair value of the option award as determined under the principles used to calculate the grant-date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in Note 16 of the “Notes to Consolidated Financial Statements” in our 2024 Annual Report.
(2)    Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $85.84 on May 7, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $87.42 on May 9, 2024). While we generally do not consider the results of voting at our annual meeting as constituting material nonpublic information, we have treated our Current Report on Form 8-K filed with the SEC to report the results of voting at our 2024 Annual Meeting as including material nonpublic information for purposes of this table.

Award Timing Method	Our practice is to grant annual equity awards at our Compensation and Governance Committee meeting in May of each year and awarded on the date of our Board meeting immediately following that Committee meeting. These meetings are scheduled years in advance and occur in connection with our annual meeting of stockholders. Thus, as in 2024, these equity award grants typically occur within four business days before we file a Current Report on Form 8-K with the SEC to report the results of voting at our annual meeting. Any other equity awards, such as grants to new hires, are generally granted on the date of the next regularly scheduled Board meeting after the new hire or other event to which the award relates. As the grant date for our annual equity awards is scheduled years in advance, our Compensation and Governance Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As the grant date for our annual equity awards is scheduled years in advance, our Compensation and Governance Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information(2)

Mr. Zovighian	05/07/2024	178,400	85.84	5,748,762	1.84%
Mr. Ullem	05/07/2024	65,500	85.84	1,900,561	1.84%
Mr. Bobo	05/07/2024	39,600	85.84	1,149,042	1.84%
Mr. Chopra	05/07/2024	37,200	85.84	1,198,733	1.84%
Mr. Wood	05/07/2024	51,700	85.84	1,500,138	1.84%
Mr. Lemercier	05/07/2024	42,200	85.84	1,224,484	1.84%
Ms. Szyman	-	-	-	-	-
(1)    The amount reported in this column reflects the grant-date fair value of the option award as determined under the principles used to calculate the grant-date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in Note 16 of the “Notes to Consolidated Financial Statements” in our 2024 Annual Report.
(2)    Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $85.84 on May 7, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $87.42 on May 9, 2024). While we generally do not consider the results of voting at our annual meeting as constituting material nonpublic information, we have treated our Current Report on Form 8-K filed with the SEC to report the results of voting at our 2024 Annual Meeting as including material nonpublic information for purposes of this table.

Zovighian [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Zovighian
Underlying Securities		178,400
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 5,748,762
Underlying Security Market Price Change		0.0184
Ullem [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Ullem
Underlying Securities		65,500
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 1,900,561
Underlying Security Market Price Change		0.0184
Bobo [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Bobo
Underlying Securities		39,600
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 1,149,042
Underlying Security Market Price Change		0.0184
Chopra [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Chopra
Underlying Securities		37,200
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 1,198,733
Underlying Security Market Price Change		0.0184
Wood [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Wood
Underlying Securities		51,700
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 1,500,138
Underlying Security Market Price Change		0.0184
Lemercier [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Lemercier
Underlying Securities		42,200
Exercise Price | $ / shares		$ 85.84
Fair Value as of Grant Date		$ 1,224,484
Underlying Security Market Price Change		0.0184